Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 15, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
Amendment Flag	dei_AmendmentFlag	true
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 15, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2012
Amendment Description	dei_AmendmentDescription	Amended to include two additional series.